PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	6 Months Ended
Jun. 30, 2017
Pension and Other Postretirement Benefits
Schedule of net benefit costs recognized

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
(millions of Canadian dollars)
Service cost	62	41	116	83
Interest cost	47	23	79	49
Expected return on plan assets	(73)	(38)	(124)	(76)
Amortization of actuarial loss	8	9	17	18

Net periodic benefit costs	44	35	88	74

Spectra Energy Corp
Pension and Other Postretirement Benefits
Summary of the fair value of the pension and OPEB-related balances - net funded status

	Pension		OPEB
February 27, 2017	U.S.	Canada	U.S.	Canada
(millions of Canadian dollars)
Projected benefit obligation	818	1,505	275	146
Fair value of plan assets	737	1,290	103	-

Underfunded status	(81)	(215)	(172)	(146)

Presented as follows:
Deferred amounts and other assets	-	23	-	-
Accounts payable and other	(2)	-	(3)	(4)
Other long-term liabilities	(79)	(238)	(169)	(142)

	(81)	(215)	(172)	(146)

Summary of the fair value of the pension and OPEB-related balances - balance sheet presentation

	Pension		OPEB
February 27, 2017	U.S.	Canada	U.S.	Canada
(millions of Canadian dollars)
Projected benefit obligation	818	1,505	275	146
Fair value of plan assets	737	1,290	103	-

Underfunded status	(81)	(215)	(172)	(146)

Presented as follows:
Deferred amounts and other assets	-	23	-	-
Accounts payable and other	(2)	-	(3)	(4)
Other long-term liabilities	(79)	(238)	(169)	(142)

	(81)	(215)	(172)	(146)

Schedule of weighted average assumptions made in the measurement of the projected benefit obligations of the pension plans and OPEB
	Pension		OPEB
February 27, 2017	U.S.	Canada	U.S.	Canada
Discount rate	3.6%	3.8%	3.5%	3.9%
Average rate of salary increases	4.0%	3.0%

Schedule of assumed rates for medical costs for the next year used to measure the expected cost of benefits

	Medical Cost Trend Rate Assumption for Next Fiscal Year	Ultimate Medical Cost Trend Rate Assumption	Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved
Canadian Plans	5%	5%
United States Plans	7.5%	4.5%	2037

Schedule of expected rate of return on plan assets
February 27, 2017	Pension	OPEB
Canadian Plans	6.4%
United States Plans	5.5%	4.8%

Schedule of target mix for plan assets and major categories of plan assets

	Canadian Plans	United States Plans
Equity securities	55.0%	30.0%
Fixed income securities	45.0%	60.0%
Other	0.0%	10.0%

February 27, 2017	Level 11	Level 21	Level 31	Total
(millions of Canadian dollars)
Pension
Cash and cash equivalents	4	-	-	4
Fixed income securities	946	-	-	946
Equity	580	412	-	992
Other	-	-	85	85

OPEB
Cash and cash equivalents	6	-	-	6
Fixed income securities	37	12	-	49
Equity	21	19	-	40
Other	-	-	8	8

1	See Note 11 for details on the nature of level 1, level 2 and level 3 fair value measurements.

Schedule of plan contributions by the Company
Year ended December 31,	Pension	OPEB
(millions of Canadian dollars)
Contributions expected to be paid in 2017	25	8

Schedule of benefits expected to be paid by the Company
Year ended December 31,	2017	2018	2019	2020	2021	2022-2026
(millions of Canadian dollars)
Expected future benefit payments	124	150	151	157	153	820